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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.


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 1.  Name and address of issuer:

                         Norwest Select Funds
                         Two Portland Square
                         Portland, ME 04101

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 2. Name of each series or class of funds for which this notice is filed:

                         Intermediate Bond Fund
                         ValuGrowth Stock Fund
                         Small Company Stock Fund
                         Income Equity Fund


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 3.  Investment Company Act File Number:  811-8202

     Securities Act File Number:  33-74176

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 4.  Last day of fiscal year for which this notice is filed:

                         December 31, 1996


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 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       [ ]

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 6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):



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 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                         Zero (0)


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 8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                         Zero (0)


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 9. Number and aggregate sale price of securities sold during fiscal year*:


                                         Shares        Dollars
                                         ------        -------
            Intermediate Bond Fund      338,906     $3,693,899
             ValuGrowth Stock Fund      368,877      4,825,227
          Small Company Stock Fund      279,693      3,587,873
                Income Equity Fund      872,352      9,011,782
                                        -------      ---------
                             TOTAL    1,859,828    $21,118,781



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 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                         Zero (0)









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 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                         Zero (0)














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 12.  Calculation of registration fee:

      (i)   Aggregate sale price of securities sold
            during the fiscal year in reliance on Rule
            24f-2 (from Item 10):                        $                    0*
                                                          ----------------------
      (ii)  Aggregate price of shares issued in
            connection with dividend reinvestment plans
            (from Item 11, if applicable):               +                   N/A
                                                          ----------------------
      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                 -                   N/A
                                                          ----------------------
      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to Rule
            24e-2 (if applicable):                       +                   N/A
                                                          ----------------------
      (v)   Net aggregate price of securities sold
            and issued during the fiscal year in reliance
            on Rule 24f-2 [line (i), plus line (ii), less
            line (iii), plus line (iv)] (if applicable):                       0
                                                          ----------------------
      (vi)  Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable
            law or regulation (see Instruction C.6):     x                1/3300
                                                          ----------------------
      (vii) Fee due [line (i) or line (v) multiplied
            by line (vi)]:                               $                    0*
                                                          ----------------------
                                                          ----------------------
            *DURING THE FISCAL PERIOD COVERED HEREBY,
            THE REGISTRANT OFFERED ITS SHARES SOLELY TO
            UNMANAGED SEPARATE ACCOUNTS OF A SINGLE
            INSURANCE COMPANY.  A REGISTRATION FEE HAS
            BEEN OR WILL BE PAID ON THE SECURITIES
            ISSUED BY THE SEPARATE ACCOUNTS WHICH ARE
            ALREADY REGISTERED UNDER THE SECURITIES ACT
            OF 1933.  ACCORDINGLY, NO REGISTRATION FEE
            IS DUE IN CONNECTION WITH THIS FILING.

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 INSTRUCTION:  ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

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 13.  Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                         [ ]
      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                         N/A

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                                   SIGNATURES

      This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ Thomas G. Sheehan, Vice President and
                                     Assistant Secretary
                                ------------------------------------------

                                     Thomas G. Sheehan, Vice President and
                                     Assistant Secretary
                                ------------------------------------------
      Date  February 26, 1997
           ------------------

  * Please print the name and title of the signing officer below the signature.
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                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                RULE 24f-2 NOTICE

                              NORWEST SELECT FUNDS
                               Two Portland Square
                               Portland, ME 04101


                                    SIGNATURE

     Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940, Norwest Select Funds has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine, on this 14th day of February, 1997.

                                        Norwest Select Funds


                                        By:  /s/ John Y. Keffer
                                           --------------------
                                           John Y. Keffer
                                           President


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[Logo]
Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005 Telephone
(202) 737-8833 Facsimile (202) 737-5184












                                        February 25, 1997



Norwest Select Funds
Two Portland Square
Portland, Maine 04101

Dear Sir or Madam:

     We have acted as counsel for Norwest Select Funds, a Delaware business trust (the "Trust"), in connection with the Trust's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended (the "Act"), to report the shares of beneficial interest of the Trust, sold during the Trust's fiscal year ended December
31, 1996 in reliance upon the Rule pursuant to the indefinite registration of such beneficial interest under the Securities Act of 1933, as amended (the "1933 Act").

     As counsel for the Trust, we have examined and relied upon such records of the Trust and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion expressed herein.

     Based on such examination, we are of the opinion that the 1,859,828 shares of beneficial interest of the Trust sold during the Trust's fiscal year ended December 31, 1996 in compliance with the terms of the registration statement of the Trust filed pursuant to the Act and the 1933 Act were duly authorized and legally issued and, upon their issuance, were fully paid and non-assessable shares of beneficial interest of the Trust under the laws of the State of Delaware.


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Norwest Select Funds                    2                      February 25, 1997



     Our opinion above stated is expressed as members of the bars of the District of Columbia and the State of New York.

     We hereby consent to the filing of this opinion with the Securities and Exchange Commission as an exhibit to the Trust's Rule 24f-2 Notice.


                                        Very truly yours,

                                        /s/  Seward & Kissel


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